STOCK-BASED COMPENSATION (Narrative) (Details) shares in Millions	12 Months Ended
Jun. 26, 2019 USD ($) shares
Stock Options With a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, in years	8 years
Stock Options With a Performance Condition [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Options With a Performance Condition [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Stock Options Without a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options, in years	8 years
Stock Options Without a Performance Condition [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Stock Options Without a Performance Condition [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of options	0.7 [1]
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares authorized for issuance	1.4
Employees and non-employee Directors and consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	38.7
Modification of stock-based compensation award [Member] | Stock Options With a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan modification, incremental cost | $	$ 0
Fiscal 2018 [Member] | Modification of stock-based compensation award [Member] | Stock Options With a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance stock options canceled, shares	0.2
Fiscal 2019 [Member] | Modification of stock-based compensation award [Member] | Stock Options With a Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, number of options	0.4

[1]	(1) There were 0.4 million performance stock options granted in fiscal 2019, all of which were outstanding at June 26, 2019.